UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: September 30

Date of reporting period: June 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON GLOBAL ASSET

MANAGEMENT TRUST

LEGG MASON MANAGER SELECT

LARGE CAP GROWTH FUND

FORM N-Q

JUNE 30, 2010

LEGG MASON MANAGER SELECT LARGE CAP GROWTH FUND

Schedule of investments (unaudited)	June 30, 2010

SECURITY	SHARES	VALUE
COMMON STOCKS — 98.7%
CONSUMER DISCRETIONARY — 14.7%
Auto Components — 0.8%
Johnson Controls Inc.	400	$10,748

Diversified Consumer Services — 0.3%
DeVry Inc.	70	3,674

Hotels, Restaurants & Leisure — 2.1%
Chipotle Mexican Grill Inc., Class A	110	15,049	*
McDonald’s Corp.	200	13,174
Wendy’s/Arby’s Group Inc., Class A Shares	570	2,280

Total Hotels, Restaurants & Leisure		30,503

Internet & Catalog Retail — 1.6%
Amazon.com Inc.	175	19,121	*
Liberty Media Holding Corp., Interactive Group, Series A Shares	400	4,200	*

Total Internet & Catalog Retail		23,321

Media — 6.9%
Cablevision Systems Corp., New York Group, Class A Shares	800	19,208
Comcast Corp., Class A Shares	200	3,474
Comcast Corp., Special Class A Shares	1,300	21,359
DIRECTV, Class A Shares	300	10,176	*
Discovery Communications Inc., Class A Shares	100	3,571	*
Discovery Communications Inc., Class C Shares	100	3,093	*
Liberty Global Inc., Series A Shares	100	2,599	*
Liberty Global Inc., Series C Shares	100	2,599	*
Liberty Media Holding Corp., Capital Group, Series A Shares	100	4,191	*
Madison Square Garden Inc., Class A Shares	200	3,934	*
Omnicom Group Inc.	150	5,145
Viacom Inc., Class B Shares	100	3,137
Walt Disney Co.	472	14,868
World Wrestling Entertainment Inc., Class A Shares	100	1,556

Total Media		98,910

Multiline Retail — 1.7%
Dollar Tree Inc.	180	7,494	*
Family Dollar Stores Inc.	90	3,392
Target Corp.	260	12,784

Total Multiline Retail		23,670

Specialty Retail — 1.3%
Bed Bath & Beyond Inc.	132	4,894	*
Chico’s FAS Inc.	110	1,087
Home Depot Inc.	458	12,856

Total Specialty Retail		18,837

TOTAL CONSUMER DISCRETIONARY		209,663

CONSUMER STAPLES — 7.2%
Beverages — 2.9%
Coca-Cola Co.	382	19,146
PepsiCo Inc.	358	21,820

Total Beverages		40,966

Food & Staples Retailing — 2.7%
Costco Wholesale Corp.	250	13,708
CVS Caremark Corp.	484	14,191
Flowers Foods Inc.	410	10,016

Total Food & Staples Retailing		37,915

Food Products — 0.2%
Green Mountain Coffee Roasters Inc.	90	2,313	*

Household Products — 1.3%
Procter & Gamble Co.	323	19,373

Tobacco — 0.1%
Philip Morris International Inc.	30	1,375

TOTAL CONSUMER STAPLES		101,942

See Notes to Schedule of Investments.

LEGG MASON MANAGER SELECT LARGE CAP GROWTH FUND

Schedule of Investments (unaudited) (cont’d)	June 30, 2010

SECURITY	SHARES	VALUE
ENERGY — 7.7%
Energy Equipment & Services — 5.1%
Atwood Oceanics Inc.	300	$7,656	*
Core Laboratories NV	100	14,761
National-Oilwell Varco Inc.	200	6,614
Schlumberger Ltd.	260	14,388
Tetra Technology Inc.	350	6,864	*
Weatherford International Ltd.	1,700	22,338	*

Total Energy Equipment & Services		72,621

Oil, Gas & Consumable Fuels — 2.6%
Anadarko Petroleum Corp.	700	25,263
Devon Energy Corp.	200	12,184

Total Oil, Gas & Consumable Fuels		37,447

TOTAL ENERGY		110,068

EXCHANGE TRADED FUNDS — 2.1%
Direxion Daily Energy Bear 3X Shares	210	2,824	*
Direxion Daily Financial Bear 3X Shares	140	2,437	*
iShares Trust - iShares Russell 1000 Growth Index Fund	39	1,788
UltraShort Basic Materials ProShares	246	11,031	*
UltraShort Oil & Gas ProShares	162	12,207	*

TOTAL EXCHANGE TRADED FUNDS		30,287

FINANCIALS — 8.8%
Capital Markets — 4.1%
BlackRock Inc., Class A Shares	148	21,223
Charles Schwab Corp.	1,117	15,839
Cohen & Steers Inc.	100	2,074
Northern Trust Corp.	200	9,340
State Street Corp.	300	10,146

Total Capital Markets		58,622

Commercial Banks — 0.2%
Synovus Financial Corp.	1,210	3,073

Diversified Financial Services — 1.9%
JPMorgan Chase & Co.	200	7,322
MSCI Inc., Class A Shares	300	8,220	*
Nasdaq OMX Group Inc.	628	11,166	*

Total Diversified Financial Services		26,708

Insurance — 1.3%
Arch Capital Group Ltd.	30	2,235	*
Berkshire Hathaway Inc., Class B Shares	150	11,953	*
First American Financial Corp.	110	1,395
RenaissanceRe Holdings Ltd.	40	2,251

Total Insurance		17,834

Thrifts & Mortgage Finance — 1.3%
Astoria Financial Corp.	400	5,504
First Niagara Financial Group Inc.	590	7,393
New York Community Bancorp Inc.	400	6,108

Total Thrifts & Mortgage Finance		19,005

TOTAL FINANCIALS		125,242

HEALTH CARE — 23.0%
Biotechnology — 11.7%
Amgen Inc.	796	41,869	*
Biogen Idec Inc.	822	39,004	*
Celgene Corp.	489	24,851	*
Dendreon Corp.	60	1,940	*
Genzyme Corp.	700	35,539	*
Gilead Sciences Inc.	200	6,856	*
Vertex Pharmaceuticals Inc.	504	16,582	*

Total Biotechnology		166,641

Health Care Equipment & Supplies — 2.5%
Covidien PLC	300	12,054

See Notes to Schedule of Investments.

LEGG MASON MANAGER SELECT LARGE CAP GROWTH FUND

Schedule of Investments (unaudited) (cont’d)	June 30, 2010

SECURITY	SHARES	VALUE
Health Care Equipment & Supplies — continued
Stryker Corp.	100	$5,006
Thermo Fisher Scientific Inc.	370	18,148	*

Total Health Care Equipment & Supplies		35,208

Health Care Providers & Services — 3.4%
Medco Health Solutions Inc.	250	13,770	*
UnitedHealth Group Inc.	1,200	34,080

Total Health Care Providers & Services		47,850

Pharmaceuticals — 5.4%
Abbott Laboratories	200	9,356
Forest Laboratories Inc.	700	19,201	*
Johnson & Johnson	419	24,746
Roche Holding AG	64	8,789	(a)
Teva Pharmaceutical Industries Ltd., ADR	200	10,398
Valeant Pharmaceuticals International	100	5,229	*

Total Pharmaceuticals		77,719

TOTAL HEALTH CARE		327,418

INDUSTRIALS — 7.1%
Aerospace & Defense — 1.2%
L-3 Communications Holdings Inc.	250	17,710

Construction & Engineering — 0.8%
Fluor Corp.	100	4,250
Jacobs Engineering Group Inc.	200	7,288	*

Total Construction & Engineering		11,538

Electrical Equipment — 0.9%
ABB Ltd., ADR	700	12,096	*

Industrial Conglomerates — 1.9%
General Electric Co.	654	9,431
Tyco International Ltd.	300	10,569
United Technologies Corp.	100	6,491

Total Industrial Conglomerates		26,491

Machinery — 1.1%
Donaldson Co. Inc.	200	8,530
Pall Corp.	200	6,874

Total Machinery		15,404

Professional Services — 1.1%
Verisk Analytics Inc., Class A Shares	500	14,950	*

Road & Rail — 0.1%
J.B. Hunt Transport Services Inc.	60	1,960

TOTAL INDUSTRIALS		100,149

INFORMATION TECHNOLOGY — 26.5%
Communications Equipment — 2.8%
Cisco Systems Inc.	1,136	24,208	*
F5 Networks Inc.	30	2,057	*
Juniper Networks Inc.	500	11,410	*
Nokia OYJ, ADR	300	2,445

Total Communications Equipment		40,120

Computers & Peripherals — 4.7%
Apple Inc.	145	36,472	*
EMC Corp.	400	7,320	*
SanDisk Corp.	400	16,828	*
Seagate Technology	500	6,520	*

Total Computers & Peripherals		67,140

Electronic Equipment, Instruments & Components — 0.5%
Tyco Electronics Ltd.	300	7,614

Internet Software & Services — 4.6%
Akamai Technologies Inc.	483	19,595	*
eBay Inc.	564	11,060	*
Google Inc., Class A Shares	56	24,917	*
WebMD Health Corp.	50	2,322	*

See Notes to Schedule of Investments.

LEGG MASON MANAGER SELECT LARGE CAP GROWTH FUND

Schedule of Investments (unaudited) (cont’d)	June 30, 2010

SECURITY	SHARES	VALUE
Internet Software & Services — continued
Yahoo! Inc.	524	$7,247	*

Total Internet Software & Services		65,141

IT Services — 3.8%
Accenture PLC, Class A Shares	300	11,595
Automatic Data Processing Inc.	250	10,065
International Business Machines Corp.	70	8,644
Visa Inc., Class A Shares	330	23,347

Total IT Services		53,651

Semiconductors & Semiconductor Equipment — 5.3%
Broadcom Corp., Class A Shares	400	13,188
CoreLogic Inc.	110	1,943
Cree Inc.	100	6,003	*
First Solar Inc.	91	10,359	*
Intel Corp.	1,347	26,199
NVIDIA Corp.	938	9,577	*
Standard Microsystems Corp.	100	2,328	*
Texas Instruments Inc.	240	5,587

Total Semiconductors & Semiconductor Equipment		75,184

Software — 4.8%
Advent Software Inc.	100	4,696	*
Autodesk Inc.	100	2,436	*
Electronic Arts Inc.	607	8,741	*
Microsoft Corp.	1,104	25,403
Oracle Corp.	400	8,584
Red Hat Inc.	458	13,255	*
Rovi Corp.	150	5,686	*

Total Software		68,801

TOTAL INFORMATION TECHNOLOGY		377,651

MATERIALS — 1.6%
Chemicals — 1.2%
Ecolab Inc.	250	11,228
Monsanto Co.	120	5,546

Total Chemicals		16,774

Metals & Mining — 0.4%
Freeport-McMoRan Copper & Gold Inc., Class B Shares	100	5,913

TOTAL MATERIALS		22,687

TOTAL INVESTMENTS — 98.7% (Cost — $1,480,124#)		1,405,107
Other Assets in Excess of Liabilities — 1.3%		18,194

TOTAL NET ASSETS — 100.0%		$1,423,301

*	Non-income producing security.
(a)	Security is valued in good faith at fair value in accordance with procedures approved by the Board of Trustees (See Note 1).
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Manager Select Large Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Trustees. Fair valuing of securities may be also determined with the assistance of a pricing service using calculations based on indices of domestic securities and the appropriate indicators, such as prices of relevant American Depository Receipts (ADRs) and future contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts of cash flow to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†:
Health care	$318,629	$8,789	—	$327,418
Other common stocks	1,077,689	—	—	1,077,689

Total investments	$1,396,318	$8,789	—	$1,405,107

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the

Notes to Schedule of Investments (unaudited) (Continued)

repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign Investment Risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At June 30, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$67,721
Gross unrealized depreciation	(142,738)

Net unrealized depreciation	$(75,017)

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Section 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended June 30, 2010, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/S/ DAVID R. ODENATH
David R. Odenath
President

Date: August 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ DAVID R. ODENATH
David R. Odenath
President

Date: August 26, 2010

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: August 26, 2010